Related parties (Details) - Schedule of related parties - BRL (R$) R$ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Compensation plans
Assets		R$ 1,839	R$ 3,168
Liabilities		7,472	8,087
Management [Member]
Compensation plans
Assets		1,717	1,625
Liabilities
Compensation plans [Member]
Compensation plans
Assets		1,717	1,625
Liabilities
Cresca [Member]
Compensation plans
Assets	[1]	122	116
Liabilities	[1]	1,642	1,583
Cresud [Member]
Compensation plans
Assets	[2]		546
Liabilities	[2]	312	936
Hemir I [Member]
Compensation plans
Assets			393
Liabilities		5,518	5,080
Amounts receivable/payable [Member]
Compensation plans
Assets			488
Liabilities			488
Other [Member]
Compensation plans
Assets		122	1,543
Liabilities		R$ 7,472	R$ 8,087

[1]	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
[2]	Expenses mainly refer to the implementation, development, and maintenance of systems.